UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-00487

Security Large Cap Value Fund

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Security Large Cap Value Fund

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:       301-296-5100

Date of fiscal year end:       September 30

Date of reporting period:       December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 94.1%
Financials - 23.4%
Wells Fargo & Co.	51,462	$1,758,972
Aon plc	25,220	1,402,232
Berkshire Hathaway, Inc. — Class A*	10	1,340,600
American International Group, Inc.*	32,961	1,163,523
JPMorgan Chase & Co.	25,593	1,125,325
Allstate Corp.	22,930	921,098
U.S. Bancorp	27,512	878,733
State Street Corp.	18,630	875,796
BB&T Corp.	22,792	663,475
Reinsurance Group of America, Inc. — Class A	8,730	467,230
Citigroup, Inc.	6,140	242,898
Total Financials		10,839,882
Energy - 17.5%
Chevron Corp.	15,400	1,665,357
Williams Companies, Inc.	38,380	1,256,561
McDermott International, Inc.*	105,392	1,161,420
Apache Corp.	10,289	807,686
Halliburton Co.	21,860	758,323
Exxon Mobil Corp.	7,660	662,973
ConocoPhillips	9,920	575,261
Whiting Petroleum Corp.*	10,000	433,700
Chesapeake Energy Corp.	18,250	303,315
Phillips 66	4,940	262,314
WPX Energy, Inc.*	13,450	200,136
Total Energy		8,087,046
Industrials - 12.5%
URS Corp.	29,480	1,157,384
Republic Services, Inc. — Class A	34,890	1,023,324
United Technologies Corp.	11,640	954,596
Quanta Services, Inc.*	33,950	926,496
Equifax, Inc.	16,840	911,381
Parker Hannifin Corp.	9,530	810,622
Total Industrials		5,783,803
Information Technology - 10.9%
Computer Sciences Corp.	36,940	1,479,448
TE Connectivity Ltd.	37,960	1,409,075
Cisco Systems, Inc.	48,780	958,527
Hewlett-Packard Co.	34,701	494,489
NetApp, Inc.*	10,240	343,552

Euronet Worldwide, Inc.*	10,034	236,802
Mercury Systems, Inc.*	10,920	100,464
Total Information Technology		5,022,357
Health Care - 9.7%
Aetna, Inc.	39,380	1,823,294
Covidien plc	16,060	927,304
Forest Laboratories, Inc.*	19,350	683,442
UnitedHealth Group, Inc.	11,200	607,488
Teva Pharmaceutical Industries Ltd. ADR	11,520	430,157
Total Health Care		4,471,685
Consumer Staples - 7.4%
CVS Caremark Corp.	26,550	1,283,693
Wal-Mart Stores, Inc.	14,500	989,335
Mondelez International, Inc. — Class A	22,770	579,952
Kraft Foods Group, Inc.	7,590	345,117
Costco Wholesale Corp.	2,320	229,146
Total Consumer Staples		3,427,243
Consumer Discretionary - 5.9%
Time Warner, Inc.	31,720	1,517,167
Lowe's Companies, Inc.	24,910	884,803
DeVry, Inc.	13,020	308,965
Total Consumer Discretionary		2,710,935
Utilities - 3.3%
Edison International	33,220	1,501,212
Materials - 2.7%
Dow Chemical Co.	38,040	1,229,453
Telecommunication Services - 0.8%
Windstream Corp.	42,286	350,128
Total Common Stocks
(Cost $35,884,783)		43,423,744
EXCHANGE TRADED FUNDS† - 3.0%
iShares Russell 1000 Value Index Fund	18,720	1,363,190
Total Exchange Traded Funds
(Cost $1,341,294)		1,363,190
Total Investments - 97.1%
(Cost $37,226,077)		$44,786,934
Other Assets & Liabilities, net - 2.9%		1,355,054
Total Net Assets - 100.0%		$46,141,988

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Large Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 94.8%
Financials - 22.4%
Wells Fargo & Co.	3,133	$107,087
Aon plc	1,660	92,296
American International Group, Inc.*	2,191	77,342
Berkshire Hathaway, Inc. — Class B*	710	63,688
JPMorgan Chase & Co.	1,416	62,262
Allstate Corp.	1,530	61,460
State Street Corp.	1,240	58,292
U.S. Bancorp	1,811	57,843
BB&T Corp.	1,591	46,314
Reinsurance Group of America, Inc. — Class A	560	29,971
Citigroup, Inc.	390	15,428
Total Financials		671,983
Energy - 17.8%
Chevron Corp.	1,030	111,385
Williams Companies, Inc.	2,560	83,814
McDermott International, Inc.*	6,913	76,181
Apache Corp.	668	52,437
Halliburton Co.	1,400	48,566
Exxon Mobil Corp.	490	42,410
ConocoPhillips	670	38,853
Whiting Petroleum Corp.*	650	28,191
Chesapeake Energy Corp.	1,140	18,947
Phillips 66	340	18,054
WPX Energy, Inc.*	893	13,288
Total Energy		532,126
Industrials - 12.7%
URS Corp.	1,965	77,145
Republic Services, Inc. — Class A	2,210	64,819
United Technologies Corp.	780	63,968
Equifax, Inc.	1,115	60,344
Quanta Services, Inc.*	2,200	60,038
Parker Hannifin Corp.	610	51,887
Total Industrials		378,201
Information Technology - 11.0%
Computer Sciences Corp.	2,410	96,521
TE Connectivity Ltd.	2,500	92,800
Cisco Systems, Inc.	3,090	60,719
Hewlett-Packard Co.	2,405	34,271
NetApp, Inc.*	660	22,143

Euronet Worldwide, Inc.*	644	15,198
Mercury Systems, Inc.*	730	6,716
Total Information Technology		328,368
Health Care - 9.6%
Aetna, Inc.	2,550	118,065
Covidien plc	1,080	62,359
Forest Laboratories, Inc.*	1,140	40,265
UnitedHealth Group, Inc.	700	37,968
Teva Pharmaceutical Industries Ltd. ADR	730	27,258
Total Health Care		285,915
Consumer Staples - 8.6%
CVS Caremark Corp.	1,750	84,613
Wal-Mart Stores, Inc.	1,000	68,230
Mondelez International, Inc. — Class A	2,200	56,033
Kraft Foods Group, Inc.	726	33,011
Costco Wholesale Corp.	145	14,322
Total Consumer Staples		256,209
Consumer Discretionary - 6.0%
Time Warner, Inc.	2,090	99,965
Lowe's Companies, Inc.	1,640	58,253
DeVry, Inc.	880	20,882
Total Consumer Discretionary		179,100
Utilities - 3.3%
Edison International	2,180	98,514
Materials - 2.7%
Dow Chemical Co.	2,500	80,800
Telecommunication Services - 0.7%
Windstream Corp.	2,590	21,445
Total Common Stocks
(Cost $2,344,315)		2,832,661
EXCHANGE TRADED FUNDS† - 3.0%
iShares Russell 1000 Value Index Fund	1,230	89,569
Total Exchange Traded Funds
(Cost $87,158)		89,569
Total Investments - 97.8%
(Cost $2,431,473)		$2,922,230
Other Assets & Liabilities, net - 2.2%		67,228
Total Net Assets - 100.0%		$2,989,458

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2012:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Large Cap Value Fund	$44,786,934	$–	$–	$44,786,934
Large Cap Value Institutional Fund	2,922,230	–	–	2,922,230

For the period ended December 31, 2012, there were no transfers between levels.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Security Large Cap Value Fund

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date            February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date            February 22, 2013

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date            February 22, 2013

* Print the name and title of each signing officer under his or her signature.